Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2025	December 31, 2024
Right-of-use lease assets	$25,053	$89,020

Operating lease liabilities, current	26,083	33,685
Operating lease liabilities, noncurrent	-	23,832
Total operating lease liabilities	$26,083	$57,517